Research And Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expense [Abstract]
Total expenses	$ 428,198	$ 368,652	$ 317,690
Less - grants and participations	(68,453)	(36,895)	(30,338)
Research and development, net	$ 359,745	$ 331,757	$ 287,352